Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Other liabilities
As at December 31, 2019 and 2018 (Successor), other liabilities included the following:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Taxes payable	33	42
Contract liabilities	29	21
Unfavorable drilling contracts	8	27
Employee withheld taxes, social security and vacation payments	51	40
Accrued interest expense	40	61
Accrued expenses	137	107
Lease liabilities	36	—
Uncertain tax provisions	83	100
Other liabilities	33	33
Total Other Liabilities	450	431
Other liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Other current liabilities	322	310
Other non-current liabilities	128	121
Total Other Liabilities	450	431

Schedule of gross carrying amounts and accumulated amortization of intangible liabilities
The gross carrying amounts and accumulated amortization included in 'Other current liabilities' and 'Other non-current liabilities' for unfavorable contracts in the Consolidated Balance Sheets as follows:

	December 31, 2019			December 31, 2018
(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Unfavorable contracts
Balance at beginning of period	(66)	39	(27)	(66)	—	(66)
Amortization of unfavorable contracts	—	19	19	—	39	39
Balance at end of period	(66)	58	(8)	(66)	39	(27)

Schedule of future amortization of unfavorable contracts
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31,
(In $ millions)	2020	2021	2022	2023	2024 and after	Total
Amortization of unfavorable contracts	(1)	(1)	(1)	(1)	(4)	(8)